Acquisitions - Bloom Dispensaries - Additional Information (Details) - Bloom Dispensaries $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 18, 2022 ft² item facility
Acquisitions
Number of retail dispensaries | item		4
Number of adjacent cultivation and processing facilities | facility		2
Total space of cultivation and processing facilities (in square feet) | ft²		63,500
Transaction costs	$ 0.4
Total unaudited pro forma revenue	46.7
Total unaudited pro forma net income (loss)	(31.2)
Revenue included in the Consolidated Statements of Operations	43.1
Net income (loss) included in the Consolidated Statements of Operations	$ (31.8)